Commodity Trading Advisors (Details)	12 Months Ended
Dec. 31, 2016
Minimum
Commodity Trading Advisors
Annual percentage of allocated net assets paid as a management fee to commodity trading advisors	0.50%
Percentage of new trading profits on allocated net assets paid as a incentive fee to commodity trading advisors	20.00%
Maximum
Commodity Trading Advisors
Annual percentage of allocated net assets paid as a management fee to commodity trading advisors	1.50%
Percentage of new trading profits on allocated net assets paid as a incentive fee to commodity trading advisors	24.50%